Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

17.  Subsequent Events

Private Placement

On May 3, 2023, the Company announced that it entered into a securities purchase agreement to sell in a private placement at an aggregate purchase price of approximately $9,971,500, 3,400,000 shares of the Company’s common stock, a Series A Warrant to purchase up to 3,125,000 shares of common stock, a Series B Warrant to purchase up to 6,250,000 shares of common stock and a Pre-Funded Warrant to purchase up to 2,850,000 shares of common stock (the “2023 Private Placement”). The 2023 Private Placement closed on May 5, 2023. The Series A Warrant has an exercise price of $1.60 per share; the Series B Warrant has an exercise price of $1.84 per share; and the Pre-Funded Warrant has an exercise price of $1.60 per share with $1.59 pre-funded at issuance leaving a nominal exercise price of $0.01 per share. The Company obtained stockholder approval as required by Nasdaq rules, but the stockholder approval will not be effective until the Company files an information statement with the SEC, any SEC comments are cleared, the information statement is distributed to our stockholders and a 20-day post-distribution period expires.

In connection with the 2023 Private Placement, the Company also reduced the exercise price of the 2022 Warrant owned by the institutional investor from $11.00 to $2.00 per share.

Debt Modification

On May 2, 2023, the Company reached an agreement in principle, subject to final documentation, with SVB to amend the mezzanine loan agreement so as to provide for the deferral of principal payments from April 2024 to April 2025. The Company also reached an agreement in principle with SVB, subject to final documentation, to amend the senior term loan agreement so as to extend the maturity date from April 2026 to March 2028. The amendment of the mezzanine loan agreement to defer principal payments and the amendment of the senior term loan agreement to extend the maturity date collectively result in a deferral of approximately $6.1 million of principal payments through March 31, 2025. Also, on May 12, 2023, the Company reached an agreement in principle to amend the revenue covenant of $50 million for the twelve months ended March 31, 2024.

15.	Subsequent Events

Acquisition of Molekule Inc.

On January 12, 2023, the Company completed the acquisition of Molekule, Inc., which produces and sells air purification devices that can be used by both consumer and commercial users. These air purifiers incorporate the patented technology, photoelectrochemical oxidation (“PECO”), to capture and destroy a wide range of organic material, such as bacteria, viruses, mold and volatile organic compounds.

The Company’s mission is to establish itself as the leader in creating a safe indoor environment, free of dangerous pathogens, particles, allergens, mold and fungi, for the healthcare, commercial office, educational and transportation marketplaces. The Company’s goal is to become the leading provider of airborne pathogen-eradication solutions, through the application of air sanitization using its UV-C LED and UV light and filtration media technologies, and to create comprehensive solutions for at-risk enclosed spaces across hospitals, outpatient treatment facilities, universities and schools, senior living and nursing homes, non-hospital healthcare facilities, commercial buildings and the human transport and travel industries.

Pursuant to the Agreement and Plan of Merger (the “Merger Agreement”) dated October 3, 2022 by and among the Company, Air King Merger Sub Inc., a Delaware corporation and direct wholly-owned subsidiary of the Company (“Merger Sub”), and Molekule, Inc., a Delaware corporation (“Molekule”), providing for, among other things, and subject to the terms and conditions therein, an all-stock merger transaction pursuant to which Merger Sub will merge with and into Molekule, with Molekule continuing as the surviving entity and a wholly-owned subsidiary of the Company (the “Merger”).

At the effective time of the Merger (the “Effective Time”), the outstanding shares of Molekule common stock, par value $0.0001, that were issued and outstanding immediately prior to the effective time of the Merger (the “Molekule Common Stock”) (including shares of Molekule Common Stock resulting from the conversion of Molekule’s eligible preferred stock, but excluding dissenting shares and shares held in treasury), were converted automatically into, and the holders of such shares of Molekule Common Stock were entitled to receive, by virtue of the Merger and upon the terms and subject to the conditions set forth in the Merger Agreement, 14,907,210 fully paid and nonassessable shares of Company common stock, par value $0.01 per share (the “Company Common Stock”), that resulted in the Molekule stockholders in the aggregate, after taking into account the Company Common Stock underlying In-the-Money Company Warrants (as defined in the Merger Agreement) and the grants of restricted stock units (“RSUs”) by the Company to certain continuing Molekule employees which were deemed vested and outstanding as of immediately following the Effective Time, holding 49.5% of the Outstanding Shares (as defined in the “Merger Agreement’) (the “Merger Consideration”). Immediately following the closing of the merger, there were 30,427,750 shares of Company Common Stock outstanding, which does not include Company Common Stock that may be issued upon the vesting of RSUs.

At the Effective Time, each in-the-money Molekule warrant, by virtue of the Merger and without further action on the part of the holder thereof, converted into the right to receive, for each share of Molekule Common Stock subject to such in-the-money Molekule warrant (including shares of Molekule Common Stock issuable upon conversion of any Molekule preferred stock issuable upon exercise of any Molekule warrant), a portion of the Merger Consideration equal to the Merger Consideration that would have been payable in respect of such share had such in-the-money Molekule warrant been exercised immediately prior to the Effective Time less the exercise price with respect to such warrant. Each Molekule warrant issued and outstanding as of the Effective Time that was not an in-the-money Molekule warrant was automatically cancelled and terminated for no consideration immediately prior to the Effective Time.

At the Effective Time, each outstanding option to acquire Molekule Common Stock was cancelled and terminated for no consideration. Any shares of Molekule Common Stock that were available for issuance pursuant to Molekule’s 2015 stock plan (the “Residual Shares”) were converted at the Effective Time into the number of shares of Company Common Stock equal to the product of the number of such Residual Shares and the exchange ratio determined in accordance with the Merger Agreement (the “Assumed Shares”). The Company may issue the Assumed Shares after the Effective Time pursuant to the settlement of any equity awards granted under the Molekule 2015 stock plan, AeroClean’s 2021 Incentive Award Plan or any other AeroClean equity plan.

The initial purchase price allocation for the acquisition is expected to be completed by the end of the first quarter of 2023.

Upon closing of the acquisition of Molekule, Inc. on January 12, 2023, the Company assumed indebtedness under (1) a Loan and Security Agreement with Silicon Valley Bank, (2) a Mezzanine Loan and Security Agreement with Silicon Valley Bank and (3) a Facility Term Loan with Trinity Capital.

Senior Term Loan. In June 2016, Molekule, Inc. entered into a Loan and Security Agreement with SVB (as amended, amended and restated, supplemented or otherwise modified from time to time, the “Senior Term Loan”). The Company became a co-borrower under this agreement upon the closing of the Molekule Merger. At the closing of the Molekule Merger, the outstanding principal balance under the Senior Term Loan was $4.4 million. The Senior Term Loan bears interest at an annual rate equal to the greater of (x) the Prime Rate plus 1% or (y) 4.25%. As of the date of this Annual Report, the interest rate was 9.0% per year. The maturity date for the Senior Term Loan is April 1, 2026. Interest is payable monthly in arrears. The principal is repayable in 36 equal monthly installments beginning on May 1, 2023. The Loan and Security Agreement contains customary representations and warranties, affirmative and negative covenants (including financial covenants), events of default and termination provisions. The financial covenants include requirements to maintain a minimum cash balance of $2.0 million and an annual revenue target of $50.0 million for the calendar year ending December 31, 2023. Revenue targets for periods occurring after December 31, 2023 shall be mutually agreed by the Company and SVB. The Company also is required to maintain its primary operating and other deposit accounts and securities accounts with SVB and its affiliates.

Mezzanine Term Loan. In March 2021, Molekule, Inc. entered into a Mezzanine Loan and Security Agreement with SVB, pursuant to which SVB issued to Molekule, Inc. a $30.0 million mezzanine term loan (as amended, amended and restated, supplemented or otherwise modified from time to time, the “Mezzanine Term Loan”), consisting of a Mezzanine Term Loan A tranche of $15.0 million and a Mezzanine Term Loan B tranche of $15.0 million. The Company became a co-borrower under this agreement upon the closing of the Molekule Merger. As of the December 31, 2022, the outstanding principal balance under the Mezzanine Term Loan was $30.0 million. The Mezzanine Term Loan bears interest at a floating rate per annum equal to the greater of (x) the Prime Rate plus 6.00% or (y) 9.25%. As of the date of this Annual Report, the interest rate was 14.0% per year. The Mezzanine Term Loan Tranche A matures in March 2027 and the Mezzanine Term Loan B matures in March 2028. Interest is payable monthly in arrears. The principal of Mezzanine Term Loan Tranche A is repayable in 36 equal monthly installments beginning on April 1, 2024. The principal of Mezzanine Term Loan B Tranche is repayable in 36 equal monthly installments beginning on April 1, 2025. The Mezzanine Loan and Security Agreement contains customary representations and warranties, affirmative and negative covenants (including financial covenants), events of default and termination provisions. The financial covenants include requirements to maintain a minimum cash balance of $2.0 million and an annual revenue target of $50.0 million for the calendar year ending December 31, 2023. Revenue targets for periods occurring after December 31, 2023 shall be mutually agreed by the Company and SVB. The Company also is required to maintain all of its deposit accounts, the cash collateral account and excess cash with SVB and its affiliates.

Facility Term Loan. In June 2020, Molekule, Inc. entered into a Facility Term Debt Agreement (the “Facility Term Loan”) with Trinity for the ability to draw down lease financing related to funding the build out of its filter manufacturing plant. The Company became a co-lessee under this agreement upon the closing of the Molekule Merger. Molekule, Inc. drew down $2.9 million in June 2020, $0.6 million in September 2020, $0.9 million in December 2020 and $0.5 million in August 2021. Principal and interest are paid monthly with the principal being repaid in equal monthly installments from the month after the amount was drawn until April 1, 2026, with the last two months payments having been made at the inception of each loan. At the end of the term, Trinity also requires the Company to pay down an additional 10% of the total term draw down amount, which results in an additional payment of $0.4 million in total for all the draws. This additional payment is being accreted to the total outstanding amount over the term of the Facility Term Loan and resulted in an incremental $0.3 million of long-term debt to Trinity as of the closing of the Molekule Merger. At the closing of the Molekule Merger, the outstanding principal balance under the Facility Term Loan was $2.6 million. The Facility Term Loan contains customary representations and warranties, affirmative and negative covenants and event of default provisions.

On March 10, 2023, SVB was closed by the California Department of Financial Protection and Innovation, which appointed the FDIC as receiver. At the time of the closure and as of the date of this Annual Report, the Company held assets in securities in sweep accounts purchased through SVB but managed in segregated custodial accounts by a third-party asset manager. On March 13, 2023, the FDIC announced that all of SVB’s deposits and substantially all of its assets had been transferred to a newly created, full-service FDIC-operated bridge bank, SVBB. SVBB assumed all loans that were previously held by SVB. On March 27, 2023, First-Citizens

Bank & Trust Company assumed all of SVBB’s customer deposits and certain other liabilities and acquired substantially all of SVBB’s loans and certain other assets from the FDIC.

While the Company has had full access to the assets in its sweep accounts since March 13, 2023, it may be impacted by other disruptions to the U.S. banking system caused by the recent developments involving SVB, including potential delays in its ability to transfer funds and potential delays in making payments to vendors while new banking relationships are established.

Acquisition of Aura Smart Air

On February 26, 2023, the Company entered into an Agreement and Plan of Merger (the “Agreement”) with Avatar Merger Sub Ltd., an Israeli company and wholly owned subsidiary of the Company (“Merger Sub”), and Aura Smart Air Ltd., an Israeli company listed on the Tel Aviv Stock Exchange (the “TASE”) and the creator of a proprietary, software, sensor and IoT-enabled data-driven air purification system (“Aura”).

The Agreement provides that, upon the terms and subject to the conditions set forth in the Agreement, and in accordance with the Israeli Companies Law, Merger Sub shall be merged with and into Aura, and Aura will continue as a wholly owned subsidiary of the Company (the “Merger”). At the closing of the Merger, upon the terms and subject to the conditions set forth in the Agreement, each ordinary share of Aura issued and outstanding immediately prior to the closing of the Merger will be converted into the right to receive from Molekule a number of validly issued, fully paid and nonassessable shares of Molekule common stock equal to (A) 3,519,105, divided by (B) the aggregate number of issued and outstanding Aura ordinary shares as of the closing of the Merger, in each case without interest (the “Merger Consideration”). Any fractional shares of Molekule common stock will be rounded down.

Each of Molekule, Merger Sub and Aura has provided customary representations, warranties and covenants in the Agreement. The completion of the Merger is subject to various closing conditions, including Aura obtaining the requisite shareholder approval and an Israeli tax ruling regarding withholding tax, Molekule’s registration statement on Form S-4 being declared effective by the U.S. Securities and Exchange Commission (the “SEC”) and the Israel Securities Authority (the “ISA”) and the listing of the Molekule common stock on the TASE. The Agreement contains customary termination rights for both the Company and Aura. Both the Company and Aura have the right to terminate the Agreement if the closing of the Merger does not occur on or before September 30, 2023.

The Merger is expected to close early in the second half of 2023.